Equity	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

Note 20:- equity

The composition of the Company’s share capital is as follows:

	December 31, 2021			December 31, 2020
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding
Ordinary shares, NIS 1 par value each	25,000,000	15,862,887	15,294,267	25,000,000	15,862,887	15,294,267

a.	Formula’s ordinary shares, par value NIS 1 per share, are traded on the TASE, and Formula’s ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its own ordinary shares.

c.	In August 2019, Formula declared a cash dividend of approximately $7,953 (or $0.52 per share) to shareholders of record on September 12, 2019 that was paid on September 25, 2019.

d.	In November 2019, Formula declared a cash dividend of approximately NIS 24,471 (approximately $7,079) or NIS 1.6 per share (approximately $0.46 per share) to shareholders of record on December 24, 2019 that was paid on January 8, 2020.

e.	In August 2020, Formula declared a cash dividend of approximately NIS 27,071 (approximately $7,960) or NIS 1.77 per share (approximately $0.52 per share) to shareholders of record on September 3, 2020 that was paid on September 16, 2020.

f.	In February 2021, Formula declared a cash dividend of approximately NIS 33,036 (approximately $10,155) or NIS 2.16 per share (approximately $0.66 per share) to shareholders of record on February 18, 2021 that was paid on March 4, 2021.

g.	In August 2021, Formula declared a cash dividend of approximately NIS 38,694 (approximately $11,932) or NIS 2.53 per share (approximately $0.78 per share) to shareholders of record on September 1, 2021 that was paid on September 22, 2021.

h.	For information concerning Formula’s employees and officers share-based plans, see Note 17.